Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 1,677,058	$ 1,626,392
Property, plant and equipment	8,241,838	7,240,980
Intangible assets	114,913	47,616
Canada
Segment Reporting Information [Line Items]
Revenue	153,569	88,697
Property, plant and equipment	884,195	752,016
Intangible assets	23,123	23,795
International
Segment Reporting Information [Line Items]
Revenue	48,402	0
Property, plant and equipment	691,628	0
Intangible assets	66,965	0
United States
Segment Reporting Information [Line Items]
Revenue	1,475,087	1,537,695
Property, plant and equipment	6,666,015	6,488,964
Intangible assets	$ 24,825	$ 23,821